Commitments	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments

11. Commitments:

The Company leases office facilities in Vancouver, British Columbia, Canada, and Netanya, Israel. These office facilities are leased under operating lease agreements. During the quarter ended March 31, 2023, the lease in The Valley, Anguilla was cancelled.

During the quarter ended March 31, 2019, the Company signed a five year lease for a facility in Vancouver, Canada, commencing April 1, 2019 and ending March 2024. This facility comprises approximately 1,459 square feet. The Company accounts for the lease in accordance with ASU 2016-02 (Topic 842) and has recognized a right-of-use asset and operating lease liability.

The Netanya, Israel operating lease expired on July 14, 2017 but unless 3 month’s notice is given it automatically renews for a future 12 months until notice is given. During the year ended December 31, 2022, the lease was extended for a further 12 months. This facility comprises approximately 190 square metres. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

The minimum lease payments under these operating leases are approximately as follows:

2023	$36,798
2024	12,113

The Company paid rent expense totaling $28,535 for the quarter ended September 30, 2023 (September 30, 2022 - $30,653).

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$160,000
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	CAD$215,000
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$240,000

As at September 30, 2023, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss and Mr. Bean. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at September 30, 2023, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $7,132 (September 30, 2022 - $3,363) for the quarter ended September 30, 2023, and $15,540 (September 30, 2022 - $19,716) for the Nine months ended September 30, 2023.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)